Shareholder Fees - FidelityEquityMarketNeutralFund-RetailPRO	Apr. 01, 2025 USD ($)
FidelityEquityMarketNeutralFund-RetailPRO | Fidelity Equity Market Neutral Fund
Shareholder Fees:
(fees paid directly from your investment)	none